UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

July 31, 2020

Volshares Large Cap ETF

Ticker: VSL

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Volshares Large Cap ETF

Volshares Large Cap ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders:

On behalf of the Volshares team, I would like to express our appreciation for the confidence you have shown in Volshares Large Cap ETF (“Volshares” or the “Fund” or “VSL”). The following information pertains to the fiscal period from February 1, 2020 through July 31, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Volshares Large Cap Index (the “Index”). The Index is designed to track the performance of the S&P 500 Index based upon a weekly selection of twenty-five large capitalization stocks from the S&P 500 Index utilizing a proprietary stock selection model.

For the current fiscal period, the Fund gained 4.18% in market value and 4.82% in net asset value versus a gain of 2.42% for the S&P 500 Index. The Fund’s Index gained 5.91% during the current fiscal period. Calendar year to date gains were 1.86% in market value and 1.80% in net asset value versus 2.38% for the S&P 500 Index and 3.01% for the Fund’s Index. Over the most recent three-month period the Fund returned 11.09% in market value and 11.33% in net asset value versus 12.87% for the S&P 500 Index and 11.87% for the Fund’s Index.

For the one year ending July 31, 2020, the Fund gained 13.81% in market value and 14.35% in net asset value versus a gain of 11.96% for the S&P 500 Index and 16.52% for the Fund’s index. Since inception on February 22, 2018, the Fund has outperformed the S&P 500 Index with average annualized returns of 12.65% for market value and 12.75% for NAV versus 10.28% for the S&P 500 Index and 13.69% for the Fund’s Index.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.volsharesetfs.com.

VSL seeks to outperform the S&P 500 Index by utilizing a sophisticated quantitative trading algorithm which incorporates market sentiment and short-term price movements.

Advanced trading methods aim to minimize short term capital gains.

We appreciate your investment in VSL.

Sincerely,

Harry Gobora
President
Whitford Asset Management LLC, Adviser to the Fund

Volshares Large Cap ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus. Past performance is not a guarantee of future results.

All investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each weekly reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The Fund is not actively managed, and the Fund’s adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Fund builds its portfolio by looking for companies that exhibit low volatility characteristics, but also demonstrate price momentum that could deliver above average returns. The Fund uses the Whitford Model, which analyzes the market sentiment for each company in the starting universe of the 500 largest companies based on the proximity of each company’s opening and closing prices to their mean, and its volatility to identify the most attractive securities in terms of their potential for short- term appreciation relative to their expected volatility with an emphasis on RVIX “realized volatility” and market sentiment.

Whitford’s methodology ranks the 500 large cap stocks based on low volatility and market sentiment as measured by the average weekly prices, which are run through our algorithm. The twenty-five stocks with the lowest model scores are selected each week for purchase. These stocks are given an equal weighting of four percent (4%) allocation in the portfolio.

The Fund’s benchmark is the S&P 500 Index (TR) “Total Return”, the index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Volshares Large Cap Index - Construction of the Index begins with the constituents of the Solactive US Large Cap Index (the “Equity Universe”), generally the 500 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). The opening and closing prices for each company in the Equity Universe are utilized by the Whitford Model to identify the twenty-five companies with a combination of the highest likelihood of appreciation over the next one-week period and the lowest volatility compared to traditional market capitalization-based equity indexes.

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

The Volshares Large Cap ETF is distributed by Quasar Distributors, LLC.

Volshares Large Cap ETF

Portfolio Allocation

As of July 31, 2020 (Unaudited)

Sector	Percentage of Net Assets
Finance and Insurance	24.1%
Manufacturing	19.6
Mining, Quarrying, and Oil and Gas Extraction	16.2
Transportation and Warehousing	12.0
Retail Trade	8.0
Information	7.9
Arts, Entertainment, and Recreation	4.1
Construction	4.0
Professional, Scientific, and Technical Services	4.0
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Volshares Large Cap ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Arts, Entertainment, and Recreation — 4.1%
2,075	Live Nation Entertainment, Inc. (a)	$97,131

	Construction — 4.0%
2,190	Las Vegas Sands Corporation	95,572

	Finance and Insurance — 24.1%
930	Arthur J. Gallagher & Company	99,965
3,851	Bank of America Corporation	95,813
1,094	Cboe Global Markets, Inc.	95,944
977	JPMorgan Chase & Company	94,417
314	UnitedHealth Group, Inc.	95,073
1,541	W.R. Berkley Corporation	95,157
		576,369
	Information — 7.9%
710	Automatic Data Processing, Inc.	94,366
7,535	News Corporation - Class A	95,845
		190,211
	Manufacturing — 19.6%
9,141	Amcor plc	94,152
533	Constellation Brands, Inc. - Class A	94,981
337	Cooper Companies, Inc	95,347
599	Eli Lilly & Company	90,024
17,075	Marathon Oil Corporation	93,742
		468,246
	Mining, Quarrying, and Oil and Gas Extraction — 16.2%
7,134	Apache Corporation	109,507
2,455	ConocoPhillips	91,793
9,051	Devon Energy Corporation	94,945
5,757	Occidental Petroleum Corporation	90,615
		386,860

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Schedule of Investments
July 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Professional, Scientific, and Technical Services — 4.0%
703	F5 Networks, Inc. (a)	$95,538

	Retail Trade — 8.0%
296	Costco Wholesale Corporation	96,357
741	Walmart, Inc.	95,885
		192,242
	Transportation and Warehousing - 12.0%
748	JB Hunt Transport Services, Inc.	96,791
3,075	Southwest Airlines Companies	94,987
4,971	Williams Companies, Inc.	95,095
		286,873
	TOTAL COMMON STOCKS (Cost $2,436,785)	2,389,042

	SHORT-TERM INVESTMENTS — 0.2%
5,273	First American Government Obligations Fund, Class X, 0.08% (b)	5,273
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,273)	5,273
	TOTAL INVESTMENTS — 100.1% (Cost $2,442,058)	2,394,315
	Liabilities in Excess of Other Assets — (0.1)%	(1,915)
	NET ASSETS — 100.0%	$2,392,400

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of July 31, 2020.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statement of Assets and Liabilities

July 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $2,442,058)	$2,394,315
Dividends and interest receivable	2,990
Total assets	2,397,305

LIABILITIES
Management fees payable	4,905
Total liabilities	4,905
NET ASSETS	$2,392,400

Net Assets Consist of:
Paid-in capital	$3,562,878
Total distributable earnings (accumulated deficit)	(1,170,478)
Net assets	$2,392,400

Net Asset Value:
Net assets	$2,392,400
Shares outstanding ^	75,000
Net asset value, offering and redemption price per share	$31.90

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statement of Operations

For the Six-Months Ended July 31, 2020 (Unaudited)

INCOME
Dividends	$35,190
Interest	17
Total investment income	35,207

EXPENSES
Management fees	13,191
Total expenses	13,191

Net investment income (loss)	22,016

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,200,676)
Net change in unrealized appreciation (depreciation) on investments	143,594
Net realized and unrealized gain (loss) on investments	(1,057,082)
Net increase (decrease) in net assets resulting from operations	$(1,035,066)

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Statements of Changes in Net Assets

	Period Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
OPERATIONS
Net investment income (loss)	$22,016	$24,969
Net realized gain (loss) on investments	(1,200,676)	279,280
Change in unrealized appreciation (depreciation) on investments	143,594	(198,555)
Net increase (decrease) in net assets resulting from operations	(1,035,066)	105,694

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(19,508)	(91,065)
Total distribution to shareholders	(19,508)	(91,065)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	488,818	7,775,278
Payments for shares redeemed	(5,461,968)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(4,973,150)	7,775,278
Net increase (decrease) in net assets	$(6,027,724)	$7,789,907

NET ASSETS
Beginning of period/year	$8,420,124	$630,217
End of period/year	$2,392,400	$8,420,124

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	25,000	250,000
Redemptions	(225,000)	—
Net increase (decrease)	(200,000)	250,000

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Financial Highlights

For a capital share outstanding throughout each period/year

	Period Ended July 31, 2020 (Unaudited)		Year Ended January 31, 2020		Period Ended January 31, 2019 (1)
Net asset value, beginning of period/year	$30.62		$25.21		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.16		0.40		0.42
Net realized and unrealized gain (loss) on investments (3)	1.27		5.77	(4)	0.23
Total from investment operations	1.43		6.17		0.65

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.15)		(0.34)		(0.44)
From net realized gains	—		(0.42)		—
Total distributions	(0.15)		(0.76)		(0.44)

Net asset value, end of period/year	$31.90		$30.62		$25.21

Total return	4.82	%(5)	24.51	%(6)	2.63	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,392		$8,420		$630

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(7)	0.65%		0.65	%(7)
Net investment income (loss) to average net assets	1.08	%(7)	1.32%		1.78	%(7)
Portfolio turnover rate (8)	2,369	%(5)	4,467%		4,434	%(5)

(1)	Commencement of operations on February 22, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Includes a $0.02 gain per share derived from payment from Adviser.
(5)	Not annualized.
(6)

During the year the Fund had an index tracking error resulting in a loss to the Fund of $1,500, which was subsequently reimbursed to the Fund by the Adviser. The total return for the period would have been 24.42% before the reimbursement.

(7)	Annualized.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Volshares Large Cap ETF

Notes to Financial Statements

July 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Volshares Large Cap ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before expenses and fees, of the Volshares Large Cap Index (the “Index”). The Fund commenced operations on February 22, 2018.

The end of the reporting period for the Fund is July 31, 2020, and the period covered by these Notes to Financial Statements is the period from February 1, 2020 through July 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,389,042	$—	$—	$2,389,042
Short-Term Investments	5,273	—	—	5,273
Total Investments in Securities	$2,394,315	$—	$—	$2,394,315

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Unaudited) (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

During the fiscal year ended January 31, 2020, there were no reclassifications made for permanent differences.

During the fiscal year ended January 31, 2020, the Fund realized $0 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they are reclassified from distributable earnings (accumulated deficit) to paid-in capital. During the fiscal year ended January 31, 2020, the Fund had no such reclassification.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On April 27, 2020, a controlling interest in the Adviser was acquired by NIB&T Capital, Inc., a wholly owned subsidiary of Nevis Financial Holdings Group Ltd., (the “Transaction”) which constituted a change in control of the Adviser. As a result of the Transaction, a Special Meeting of Shareholders of the Fund was held on September 23, 2020, at which shareholders approved (1) a new investment advisory agreement between the Trust, on behalf of the Fund, and Whitford Asset Management LLC (the “Adviser”), and (2) a new investment sub-advisory agreement among the Adviser, Vident Investment Advisor, LLC, and the Trust, on behalf of the Fund. Shareholder fees and expenses are not impacted by the new agreements. Results of the vote of the Shareholder Meeting will be included in the Fund’s January 31, 2021 Annual Report.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Whitford Asset Management LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging,

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Unaudited) (Continued)

in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $95,797,388 and $95,800,955, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $487,379 and $5,448,802, respectively.

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of January 31, 2020 were as follows:

Tax cost of Investments	$8,606,256
Gross tax unrealized appreciation	$33,517
Gross tax unrealized depreciation	(226,605)
Net tax unrealized appreciation (depreciation)	(193,088)
Undistributed ordinary income	77,076
Undistributed long-term capital gains	108
Accumulated gain (loss)	77,184
Other accumulated gain (loss)	—
Distributable earnings (accumulated deficit)	$(115,904)

The difference between the cost basis for financial statements and federal income tax purposes is due primarily to wash sales.

As of January 31, 2020, the Fund deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of January 31, 2020, the Fund had no short-term or long-term capital loss carryforward.

The tax character of distributions paid by the Fund during the year ended January 31, 2020 was $91,065 of ordinary income.

The tax character of distributions paid by the Fund during the year ended January 31, 2019 was $25,314 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust

Volshares Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Unaudited) (Continued)

Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Volshares Large Cap ETF

Expense Example

For the Six-Months Ended July 31, 2020 (Unaudited)

As a shareholder of the Fund     you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,048.20	$3.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.63	$3.27

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 182/366 to reflect the one-half year period.

Volshares Large Cap ETF

Approval of Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Interim Advisory Agreement between Whitford Asset Management, LLC (“Whitford” or the “Adviser”) and the Trust, on behalf of the Volshares Large Cap ETF (the “Fund”);

●	the Advisory Agreement (together with the Interim Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Trust, on behalf of the Fund;

●	the Interim Sub-Advisory Agreement among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”); and

●	the Sub-Advisory Agreement (together with the Interim Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Adviser, the Trust, on behalf of the Fund, and VIA.

The Board noted that the Agreements were necessary because of a pending transaction involving the sale of an indirect controlling interest in the Adviser to Nevis International Bank & Trust (the “Transaction”) that would constitute a change in control of the Adviser and result in the assignment and automatic termination of its then-current Investment Advisory Agreement and Sub-Advisory Agreement with the Trust. The Board considered that the Interim Advisory Agreement and Interim Sub-Advisory Agreement would be effective for up to 150 days. The Board further considered that the New Advisory Agreement and new Sub-Advisory Agreement would also require approval by the vote of a majority of the outstanding voting securities of the Fund, and that, pending the requisite approvals, the new Advisory Agreement and Sub-Advisory Agreement were expected to become effective in the third quarter of 2020.

The Board considered that the Agreements would replace the current investment advisory and sub-advisory agreement and that Whitford and VIA had served as the investment adviser and sub-adviser, respectively, to the Fund since its inception.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by each firm; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by each firm from services

Volshares Large Cap ETF

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

rendered to the Fund; (iv) the extent to which the advisory and sub-advisory fee for the Fund reflect economies of scale shared with the Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate each firm’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the services provided to the Fund by the respective firm, and additional information about each firm’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s ownership, and the services provided by the Adviser. The Board considered that the services to be provided under the Advisory Agreements would be identical in all material respects to those services provided under the then-current Investment Advisory Agreement (the “Prior Agreement”).

The Board also considered other services to be provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations, as well as the impact of the proposed acquisition of the firm.

Volshares Large Cap ETF

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020, unless otherwise indicated below. The Board noted that the Fund had slightly outperformed its underlying index before fees and expenses for the one-year period and performed in line with the index for the since inception period. The Board also noted that the Fund underperformed the S&P 500 Index for the one-year period and slightly underperformed the S&P 500 Index since the Fund’s inception. The Board considered that for the one-year period ended April 9, 2020, the Fund significantly outperformed the median for its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the funds in the Selected Peer Group were those that the Adviser reported have been compared to the Fund by a variety of third-party publications based on the Fund’s classification, asset class, or investment style. The Board further noted that the Fund had only two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Adviser for its services to the Fund under the Advisory Agreements and noted that such fees were identical to those in the Prior Agreement. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to those of the Selected Peer Group. The Board noted that the expense ratio for the Fund was higher than the Selected Peer Group median, but within the range of expense ratios for such peer funds.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and, if incurred, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee,

Volshares Large Cap ETF

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreements with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered that the services to be provided under the Sub-Advisory Agreements would be identical in all material respects to those services provided under the then-current Investment Sub-Advisory Agreement (the “Prior Agreement”).

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020. The

Volshares Large Cap ETF

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

Board noted that the Fund had slightly outperformed its underlying index before fees and expenses for the one-year period and performed in line with the index for the since inception period.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreements and noted that such fees were identical to those in the Prior Agreement. The Board reviewed the advisory fees paid by Whitford to VIA for its services to the Fund. The Board considered that the fees paid to VIA are paid by Whitford and noted that the fee reflected an arm’s-length negotiation between Whitford and VIA. The Board also took into account analyses of VIA’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing the Fund as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because the Fund pays Whitford a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Whitford, rather than to Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreement, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

Volshares Large Cap ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Volshares Large Cap ETF

Federal Tax Information

(Unaudited)

For the year ended January 31, 2020, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 7.23%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended January 31, 2020 was 7.19%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 71.43%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete Schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.volsharesetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.volsharesetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Volshares Large Cap ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.volsharesetfs.com.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.volsharesetfs.com.

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Adviser and Index Provider

Whitford Asset Management LLC
2001 Market Street, Suite 2500
Philadelphia, Pennsylvania 19103

Sub-Adviser

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Volshares Large Cap ETF

Symbol – VSL
CUSIP – 26922A495

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/06/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/06/20

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	10/06/20

*	Print the name and title of each signing officer under his or her signature.